INITIAL PUBLIC OFFERING (Tables)	12 Months Ended
Sep. 30, 2024
Mars Acquisition Corporation
INITIAL PUBLIC OFFERING
Schedule of reconciliation ordinary shares, subject to possible redemption, reflected on balance sheet

	As of September 30,
	2024	2023
Gross proceeds	$69,000,000	$69,000,000
Proceeds allocated to public rights	(876,833)	(876,833)
Offering costs allocated to ordinary shares subject to possible redemption	(3,965,620)	(3,965,620)
Redemption of shares	(51,616,246)	—
Remeasurement of ordinary shares subject to possible redemption	10,601,482	8,430,273
Ordinary shares subject to possible redemption	$23,142,783	$72,587,820